LONG-TERM DEBT AND FINANCE LEASE OBLIGATIONS - Senior Unsecured, Secured Notes and NALP Notes (Details) - USD ($) $ in Millions			12 Months Ended
	May 24, 2019	Feb. 06, 2019	Feb. 29, 2020	Feb. 23, 2019	Feb. 24, 2018	Feb. 05, 2020	Nov. 22, 2019	Aug. 15, 2019	Feb. 05, 2019	Aug. 09, 2016	May 31, 2016
Debt Instrument [Line Items]
Book value of debt			$ 8,714.7	$ 10,586.4
ABL Facility, senior secured and unsecured notes, term loans and debentures			565.3	698.3	$ 701.5
Gain (loss) on debt extinguishment			$ (111.4)	$ (8.7)	4.7
Senior notes | Senior Unsecured Notes, Maturity 2024
Debt Instrument [Line Items]
Face amount of debt instrument											$ 1,250.0
Stated interest rate			6.625%								6.625%
Senior notes | Senior Unsecured Notes, Maturity 2025
Debt Instrument [Line Items]
Face amount of debt instrument										$ 1,250.0
Stated interest rate			5.75%							5.75%
Senior notes | Senior Unsecured Notes, Maturity 2026
Debt Instrument [Line Items]
Face amount of debt instrument									$ 600.0
Stated interest rate			7.50%						7.50%
Repurchase amount of debt		$ 268.6
ABL Facility, senior secured and unsecured notes, term loans and debentures		6.4
Gain (loss) on debt extinguishment		3.1
Make-whole premium in debt extinguishment		$ 3.1
Senior notes | Senior Unsecured Notes, Maturity 2027
Debt Instrument [Line Items]
Face amount of debt instrument							$ 750.0
Stated interest rate			4.625%				4.625%
Senior notes | Senior Unsecured Notes, Maturity 2028
Debt Instrument [Line Items]
Face amount of debt instrument								$ 750.0
Stated interest rate			5.875%					5.875%
Senior notes | Senior Notes, Maturity 2023
Debt Instrument [Line Items]
Face amount of debt instrument						$ 750.0
Stated interest rate						3.50%
Senior notes | Senior Notes, Maturity 2027
Debt Instrument [Line Items]
Face amount of debt instrument						$ 600.0
Senior notes | Senior Notes, Maturity 2030
Debt Instrument [Line Items]
Face amount of debt instrument						$ 1,000.0
Stated interest rate						4.875%
Senior notes | Safeway Inc. 5.00% Senior Notes due 2019
Debt Instrument [Line Items]
Stated interest rate				5.00%
Senior notes | Safeway Inc. 7.45% Senior Debentures due 2027
Debt Instrument [Line Items]
Stated interest rate				7.45%
Notes payable | Safeway Inc. 7.25% Debentures due 2031
Debt Instrument [Line Items]
Stated interest rate				7.25%
Notes payable | Safeway Notes Repurchase
Debt Instrument [Line Items]
Par value of note repurchased	$ 34.1
Book value of debt	33.3			$ 322.4
Repurchase amount of debt	32.6			333.7
ABL Facility, senior secured and unsecured notes, term loans and debentures	0.7			7.7
Gain (loss) on debt extinguishment	$ 0.5			11.3
Notes payable | NALP Notes Repurchase 2017
Debt Instrument [Line Items]
Par value of note repurchased					160.0
Book value of debt					140.2
Repurchase amount of debt					135.5
ABL Facility, senior secured and unsecured notes, term loans and debentures					3.7
Gain (loss) on debt extinguishment					$ 4.7
Notes payable | NALP Notes Repurchase 2018
Debt Instrument [Line Items]
Par value of note repurchased				108.4
Book value of debt				96.4
Repurchase amount of debt				90.7
ABL Facility, senior secured and unsecured notes, term loans and debentures				1.2
Gain (loss) on debt extinguishment				$ 5.7
Notes payable | NALP Notes Tender
Debt Instrument [Line Items]
Par value of note repurchased			$ 402.9
Book value of debt			363.7
Repurchase amount of debt			382.7
ABL Facility, senior secured and unsecured notes, term loans and debentures			8.2
Gain (loss) on debt extinguishment			19.1
Notes payable | NALP Notes Repurchase 2019
Debt Instrument [Line Items]
Par value of note repurchased			553.9
Book value of debt			502.0
Repurchase amount of debt			547.5
ABL Facility, senior secured and unsecured notes, term loans and debentures			11.3
Gain (loss) on debt extinguishment			$ 46.2
Secured debt | Term Loan [Member]
Debt Instrument [Line Items]
Repurchase amount of debt						$ 18.0